Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
20.	Subsequent events:
On March 1, 2013, the Company paid the remaining $13 million of the debt settlement amount to Merck (note10).